Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
The unaudited condensed consolidated interim financial statements included in this report have been prepared in accordance with International Accounting Standards (IAS) 34 "Interim Financial
Reporting" as issued by the International Accounting Standards Board (IASB).
These unaudited condensed consolidated interim financial statements do not include all of the information required for a full annual financial report and are to be read in conjunction with the
Group’s annual financial statements for the year ended 31 December 2025.
The 2025 annual financial statements were prepared on a going concern basis in accordance with
International Financial Reporting Standards (IFRS Accounting Standards) as issued by the IASB and interpretations issued from time to time by the IFRS Interpretations Committee (IFRS IC)
which were mandatory at 31 December 2025.
The above accounting standards and interpretations are collectively referred to as 'IFRS' in this report and contain the principles we use to create our accounting policies. Where necessary, adjustments are made to the locally reported assets, liabilities, and results of subsidiaries, joint arrangements and associates to bring their accounting policies in line with ours for consistent reporting.
Going concern
Management has prepared detailed cash flow forecasts for the next 18 months and has updated life-of-mine plan models with longer-term cash flow projections. These forecasts demonstrate that the Group has sufficient cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due. As such, the Directors considered it appropriate to adopt the going concern basis of accounting in preparing the interim financial information.